Company Background (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Nov. 24, 2015	Feb. 07, 2014	Jan. 03, 2014	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Jun. 30, 2018	May 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Ownership interest													100.00%
Proceeds from sale of common stock			$ 3,923,100						$ 60,000	$ 0
Number of common stock shares sold			6,276,960						567,644	0
Warrants term			5 years	5 years							5 years
Warrants to purchase of common stock shares			6,276,960	3,321,600							14,446,777
Cashless exercise of warrants			6,276,960	3,321,600							14,446,777
Warrant exercise price per share			$ 0.625	$ 0.625							$ 0.625	$ 0.625
Outstanding principal amount of notes payable				$ 2,076,000							$ 8,489,036
Shares of common stock issued upon conversion of notes payable				3,353,437							14,446,777
Warrants converted into common stock upon reverse merger				$ 0.625							$ 0.625
Stock options cancelled			15,290,486
Stock option cancelled price per share			$ 0.07
Stock options issued in substitution of cancelled options			6,889,555
Stock options issued in substitution of cancelled options, price per share			$ 0.155
Additional stock options issued purchase number of common stock			20,867,266
Additional stock options issued purchase number of common stock, price per share			$ 0.625
Outstanding principal notes repaid in full														$ 500,000	$ 55,000
Common stock, par value		$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Company's shares of common stock in ratio approximately		Common Stock in a ratio of approximately 2.2:1
Net losses					$ 928,888	$ 363,156	$ 3,076,873	$ 1,197,035	$ 1,985,234	$ 1,783,705
Accumulated deficit					60,995,969		60,995,969		$ 57,919,096	$ 55,933,862
Escrow account					653,278		653,278
Placement fees and expenses					$ 225,875	$ 124,769	637,042	$ 299,569
October 5, 2018 [Member]
Amount reduced in placement fees and expenses							113,616
Placement fees and expenses							539,662
Warrant [Member]
Cashless exercise of warrants									392,047
Warrant exercise price per share												$ 0.625
Proceeds from warrants issuances	$ 1,440,000						$ 1,440,043
Cashless exercise of warrants	9,600,000